Summary of Significant Accounting Policies - Additional Information (Detail)				9 Months Ended	12 Months Ended
	Dec. 22, 2016 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Sep. 30, 2017	Dec. 31, 2016 USD ($) Bank Segment	Dec. 31, 2015 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Number of commercial banks | Bank					2
Number of operating segments | Segment					1
Raw materials					$ 382,000
Work-in-process					101,000
Finished goods					$ 177,000
Aggregate cash payments			$ 450,000
Shares issued during period | shares			8,000
Initial payment under purchase agreement		$ 150,000
Committed payment amount			$ 100,000
Payment period one					6 months
Payment period two					12 months
Payment period three					18 months
Payments for royalties	$ 100,000
Amortization					$ 99,343	$ 40,813
Goodwill impairment loss					$ 0
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment					3 years
Estimated useful life				5 years	5 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment					5 years
Estimated useful life				12 years	12 years